Significant accounting policies - Schedule of Depreciation Straight-Line Basis Over (Details)	12 Months Ended
Dec. 31, 2024
Office and computer equipment
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years
Laboratory and testing equipment | Bottom of Range
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	2 years
Laboratory and testing equipment | Top of Range
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years
Buildings
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	40 years
Transportation equipment
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years